Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Federal	$ 5,032	$ 3,081
State	556	464
Current income tax expense	5,588	3,545
Federal	197	693
State	235	338
Deferred income tax expense (benefit)	432	1,031
Total income tax expense	$ 6,020	$ 4,576